Partners’ Capital - Schedule of Incentive Distributions (Table) (Details)	12 Months Ended
Dec. 31, 2020 $ / shares
Minimum Quarterly Distribution [Member] | Limited Partner [Member]
Marginal percentage interest in distributions	98.00%
Minimum Quarterly Distribution [Member] | General Partner [Member]
Marginal percentage interest in distributions	2.00%
First Target Distribution [Member] | Limited Partner [Member]
Marginal percentage interest in distributions	98.00%
First Target Distribution [Member] | General Partner [Member]
Marginal percentage interest in distributions	2.00%
Second Target Distribution [Member] | Limited Partner [Member]
Marginal percentage interest in distributions	85.00%
Second Target Distribution [Member] | General Partner [Member]
Marginal percentage interest in distributions	15.00%
Third Target Distribution [Member] | Limited Partner [Member]
Marginal percentage interest in distributions	75.00%
Third Target Distribution [Member] | General Partner [Member]
Marginal percentage interest in distributions	25.00%
Thereafter Target Distribution [Member] | Limited Partner [Member]
Marginal percentage interest in distributions	65.00%
Thereafter Target Distribution [Member] | General Partner [Member]
Marginal percentage interest in distributions	35.00%
Minimum [Member] | Minimum Quarterly Distribution [Member] | Total Quarterly Distribution [Member]
Distribution Target Amount per Unit	$ 1.6275
Minimum [Member] | Second Target Distribution [Member] | Total Quarterly Distribution [Member]
Distribution Target Amount per Unit	1.6975
Minimum [Member] | Third Target Distribution [Member] | Total Quarterly Distribution [Member]
Distribution Target Amount per Unit	1.8725
Minimum [Member] | Thereafter Target Distribution [Member] | Total Quarterly Distribution [Member]
Distribution Target Amount per Unit	2.0475
Maximum [Member] | First Target Distribution [Member] | Total Quarterly Distribution [Member]
Distribution Target Amount per Unit	1.6975
Maximum [Member] | Second Target Distribution [Member] | Total Quarterly Distribution [Member]
Distribution Target Amount per Unit	1.8725
Maximum [Member] | Third Target Distribution [Member] | Total Quarterly Distribution [Member]
Distribution Target Amount per Unit	$ 2.0475